Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepaid Expense And Other Assets Current [Abstract]
Prepaid rental and deposits	¥ 8,695	$ 1,333	¥ 12,660
Prepayments to suppliers and other business related expenses	23,896	3,662	32,954
Receivables related to exercise of employee options	4,696	720	4,003
Costs to fulfill contracts with customers	89	14	1,686
Others	5,470	836	6,088
Total	¥ 42,846	$ 6,565	¥ 57,391